Income Taxes - Reconciliation of Net Tax Provision to Income (Loss) Before Income Tax (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income taxes [Abstract]
Income (loss) before tax	$ (328,231)	$ 77,327
Combined federal and provincial rate	27.00%	26.50%
Expected tax recovery	$ (88,622)	$ 20,492
Change in estimates from prior year	1,934	(244)
Non-deductible expenses	34,563	13,557
Non-deducible portion of capital gains	(13,350)	(623)
Permanent portion of rate difference on capital items	2,006	(23,751)
Difference in statutory tax rate	(729)	(126)
Effect of change in tax rates	3,845	488
Changes in deferred tax benefits not recognized	30,046	(1,693)
Income tax expense (recovery)	$ (30,307)	$ 8,100